Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, plant and equipment
9. Property, plant and equipment:

		Accumulated	Net Book
June 30, 2026	Cost	Depreciation	Value
Computer equipment and software	3,596	2,859	737
Furniture and fixtures	117	90	27
Machinery and equipment	13,371	9,445	3,926
Leasehold improvements	4,936	4,074	862
	$22,020	$16,468	$5,552

		Accumulated	Net Book
December 31, 2025	Cost	Depreciation	Value
Computer equipment and software	3,598	2,855	743
Furniture and fixtures	119	90	29
Machinery and equipment	13,584	9,505	4,079
Leasehold improvements	4,864	4,110	754
	$22,165	$16,560	$5,605